UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/13 - 9/30/13

Item 1 - Schedule of Investments - September 30, 2013 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 136.40% (d)(i)
Aerospace and Defense - 1.06%
475	Ducommun, Inc., Senior Notes,
	9.75%, 07/15/18	B3	530
500	Esterline Technologies, Senior Notes,
	7%, 08/01/20	Ba2	536
775	Kratos Defense and Security Solutions, Inc., Senior Notes,
	10%, 06/01/17	B3	843
650	Meccanica Holdings USA, Inc., Senior Notes,
	6.25%, 07/15/19 (g)	Ba1	670
			2,579
Automobile - 4.71%
125	Affinia Group, Inc., Senior Notes,
	7.75%, 05/01/21 (g)	Caa2	128
725	Allison Transmission, Inc., Senior Notes,
	7.125% 05/15/19 (g)	B3	774
350	American Axle and Manufacturing, Inc., Senior Notes,
	6.25%, 03/15/21	B2	361
375	American Axle and Manufacturing, Inc., Senior Notes,
	6.625%, 10/15/22	B2	386
1,550	Chrysler Group LLC, Senior Notes,
	8.25%, 06/15/21	B1	1,736
525	Dana Holding Corporation, Senior Notes,
	5.375%, 09/15/21	B2	517
200	Delphi Corporation, Senior Notes,
	5%, 02/15/23	Ba1	207
300	Delphi Corporation, Senior Notes,
	5.875%, 05/15/19	Ba1	318
375	Delphi Corporation, Senior Notes,
	6.125%, 05/15/21	Ba1	410
475	General Motors, Senior Notes,
	6.25%, 10/02/43 (g)	Ba1	474
550	Gestamp Fund Lux S.A., Senior Notes,
	5.625%, 05/31/20 (g)	B1	545
450	Goodyear Tire & Rubber Company, Senior Notes,
	6.50%, 03/01/21	B1	461
550	Goodyear Tire & Rubber Company, Senior Notes,
	8.25%, 08/15/20	B1	615
200	Goodyear Tire & Rubber Company, Senior Notes,
	8.75%, 08/15/20	B1	230
1,025	Jaguar Land Rover Automotive Plc, Senior Notes,
	5.625%, 02/01/23 (g)	Ba2	1,003
225	LKQ Corporation, Senior Notes,
	4.75%, 05/15/23 (g)	Ba3	208
600	Milacron LLC, Senior Notes,
	7.75%, 02/15/21 (g)	Caa1	619
225	Pittsburgh Glass Works, LLC, Senior Notes,
	8.50%, 04/15/16 (g)	B3	232
800	Schaeffler Finance B.V., Senior Notes,
	4.75%, 05/15/21 (g)	Ba2	775
475	Schaeffler Finance B.V., Senior Notes,
	6.875%, 08/15/18 (g)	B1	499
325	Sonic Automotive, Inc., Senior Subordinated Notes,
	5%, 05/15/23	B3	300
300	Sonic Automotive, Inc., Senior Subordinated Notes,
	7%, 07/15/22	B3	323
375	TRW Automotive, Inc., Senior Notes,
	4.50%, 03/01/21 (g)	Ba2	377
			11,498
Banking - .35%
658	ABN Amro Bank, N.V., Senior Notes,
	4.31%, 12/31/49 (EUR)	Ba2	848

Beverage, Food and Tobacco - 4.54%
725	B&G Foods, Inc., Senior Notes,
	4.625%, 06/01/21	B1	689
1,675	Barry Callebaut Services, N.V., Senior Notes,
	5.50%, 06/15/23 (g)	Ba1	1,701
370	Bumble Bee Acquistion Company, Senior Notes,
	9%, 12/15/17 (g)	B3	400
600	Constellation Brands, Inc., Senior Notes,
	6%, 05/01/22	Ba1	636
1,550	Del Monte Foods Company, Senior Notes,
	7.625%, 02/15/19	Caa1	1,604
660	Esal GMBH, Senior Notes,
	6.25%, 02/05/23 (g)	(e)	581
750	Land O’Lakes Capital Trust I,
	7.45%, 03/15/28 (g)	Ba3	729
675	Marfrig Holdings (Europe) B.V., Senior Notes,
	11.25%, 09/20/21 (g)	B2	665
375	Michael Foods, Inc., Senior Notes,
	8.50%, 07/15/18 (g)	Caa1	389
175	Post Holdings, Inc., Senior Notes,
	7.375%, 02/15/22	B1	185
250	Post Holdings, Inc., Senior Notes,
	7.375%, 02/15/22 (g)	B1	264
375	R&R Ice Cream Plc, Senior Notes,
	8.375%, 11/15/17 (g)(EUR)	B1	541
450	R&R Ice Cream Plc, Senior Notes,
	9.25%, 05/10/18 (g)(EUR)	Caa1	629
350	Shearers Food, Inc., Senior Notes,
	9%, 11/01/19 (g)	B3	366
1,625	U.S. Food Service, Inc., Senior Notes,
	8.50%, 06/30/19	Caa2	1,714
			11,093
Broadcasting and Entertainment - 15.70%
250	Altice Financing S.A., Senior Notes,
	7.875%, 12/15/19 (g)	B1	265
975	Altice Financing S.A., Senior Notes,
	9%, 06/15/23 (g)(EUR)	B3	1,352
675	Altice Financing S.A., Senior Notes,
	9.875%, 12/15/20 (g)	B3	733
1,075	AMC Networks, Inc., Senior Notes,
	4.75%, 12/15/22	B1	1,002
475	Block Communications, Inc., Senior Notes,
	7.25%, 02/01/20 (g)	Ba3	498
275	Cablevision Systems Corporation, Senior Notes,
	8.625%, 09/15/17	B1	315
1,625	CCO Holdings, LLC, Senior Notes,
	5.125%, 02/15/23	B1	1,499
725	CCO Holdings, LLC, Senior Notes,
	5.25%, 09/30/22	B1	669
425	CCO Holdings, LLC, Senior Notes,
	6.625%, 01/31/22	B1	431
625	Central European Media Enterprises Ltd., Senior Notes,
	11.625%, 09/15/16 (g)(EUR)	(e)	890
1,325	Cequel Communications Holdings I, LLC, Senior Notes,
	5.125%, 12/15/21 (g)	B3	1,239
800	Cequel Communications Holdings I, LLC, Senior Notes,
	6.375%, 09/15/20 (g)	B3	806
350	Cinemark USA, Inc., Senior Notes,
	4.875%, 06/01/23	B2	322
250	Cinemark USA, Inc., Senior Notes,
	5.125%, 12/15/22	B2	235
1,075	Clear Channel Communications, Inc., Senior Notes,
	9%, 12/15/19	Caa1	1,059
75	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B1	76
475	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B1	486
75	Clear Channel Worldwide Holdings, Inc., Senior Subordinated
	Notes, 7.625%, 03/15/20	B3	76
200	Clear Channel Worldwide Holdings, Inc., Senior Subordinated

	Notes, 7.625%, 03/15/20	B3	206
250	Cogeco Cable, Inc., Senior Notes,
	4.875%, 05/01/20 (g)	(e)	239
600	CSC Holdings, LLC, Senior Notes,
	6.75%, 11/15/21	Ba3	642
750	Dish DBS Corporation, Senior Notes,
	4.25%, 04/01/18	Ba3	748
425	Dish DBS Corporation, Senior Notes,
	5%, 03/15/23	Ba3	393
800	Dish DBS Corporation, Senior Notes,
	5.125%, 05/01/20	Ba3	788
450	Dish DBS Corporation, Senior Notes,
	5.875%, 07/15/22	Ba3	442
500	DreamWorks Animation SKG, Inc., Senior Notes,
	6.875%, 08/15/20 (g)	Ba3	519
350	Gannett Co., Inc., Senior Notes,
	5.125%, 10/15/19 (g)	Ba1	346
275	Gannett Co., Inc., Senior Notes,
	6.375%, 10/15/23 (g)	Ba1	274
575	GTP Acquisition Partners I, LLC, Senior Notes,
	7.628%, 06/15/41 (g)	Ba3	621
225	Lamar Media Corporation, Senior Subordinated Notes,
	5%, 05/01/23	B1	208
325	Lamar Media Corporation, Senior Subordinated Notes,
	5.875%, 02/01/22	B1	326
350	Lin Television Corporation, Senior Notes,
	8.375%, 04/15/18	B3	373
500	Mediacom Broadband LLC, Senior Notes,
	6.375%, 04/01/23	B3	498
500	Midcontinent Communications, Senior Notes,
	6.25%, 08/01/21 (g)	B3	504
475	Nara Cable Funding, Limited, Senior Notes,
	8.875%, 12/1/18 (g)	B1	496
200	Nara Cable Funding, Limited, Senior Notes,
	8.875%, 12/1/18 (g)	B1	209
350	National CineMedia LLC, Senior Notes,
	6%, 04/15/22	Ba2	357
1,675	Netflix, Inc., Senior Notes,
	5.375%, 02/01/21 (g)	Ba3	1,658
100	Numericable Finance & Co. S.C.A., Senior Notes,
	8.75%, 02/15/19 (g)(EUR)	B2	152
675	Numericable Finance & Co. S.C.A., Senior Notes,
	12.375%, 02/15/19 (g)(EUR)	B2	1,087
400	Polish Television Holding B.V., Senior Notes,
	11%, 01/15/21 (g)(EUR)	(e)	555
475	Polish Television Holding B.V., Senior Notes,
	11.25%, 05/15/17 (g)(EUR)	(e)	684
600	Sinclair Television Group, Inc., Senior Notes,
	6.125%, 10/01/22	B1	588
450	Sirius XM Radio, Inc., Senior Notes,
	4.25%, 05/15/20 (g)	B1	416
450	Sirius XM Radio, Inc., Senior Notes,
	4.625%, 05/15/23 (g)	B1	406
500	Sirius XM Radio, Inc., Senior Notes,
	5.75%, 08/01/21 (g)	B1	494
725	Starz LLC, Senior Notes,
	5%, 09/15/19	Ba2	718
250	TVN Finance Corporation, Senior Notes
	7.375%, 12/15/20 (g)(EUR)	B1	343
475	Unitymedia Hessen GmbH&Co., Senior Notes,
	9.50%, 03/15/21 (g) (EUR)	B3	730
1,925	Univision Communications, Inc., Senior Notes,
	5.125%, 05/15/23 (g)	B2	1,843
1,050	Univision Communications, Inc., Senior Notes,
	6.75%, 09/15/22 (g)	B2	1,108
150	Univision Communications, Inc., Senior Notes,
	6.875%, 05/15/19 (g)	B2	159
900	Univision Communications, Inc., Senior Notes,
	7.875%, 11/01/20 (g)	B2	983
1,750	Univision Communications, Inc., Senior Notes,
	8.50%, 05/15/21 (g)	Caa2	1,907
475	UPCB Finance Limited, Senior Notes,

	6.875%, 01/15/22 (g)	Ba3	506
550	UPCB Finance Limited, Senior Notes,
	7.25%, 11/15/21 (g)	Ba3	602
450	UPC Holding, B.V., Senior Notes,
	6.75%, 03/15/23 (g)(CHF)	B2	493
200	UPC Holding, B.V., Senior Notes,
	6.75%, 03/15/23 (g)(EUR)	B2	267
575	Videotron Ltee., Senior Notes,
	5%, 07/15/22	Ba2	545
125	Vougeot Bidco Plc, Senior Notes,
	7.875%, 07/15/20 (g)(GBP)	B2	210
175	WaveDivision Holdings, LLC, Senior Notes,
	8.125%, 09/01/20 (g)	Caa1	183
325	Wide Open West Finance, LLC, Senior Notes,
	10.25%, 07/15/19	Caa1	351
525	Wide Open West Finance, LLC, Senior Subordinated Notes,
	13.375%, 10/15/19	Caa1	596
247	WMG Acquisition Corporation, Senior Notes,
	6%, 01/15/21 (g)	Ba3	256
300	WMG Acquisition Corporation, Senior Notes,
	11.50%, 10/01/18	B3	347
			38,329
Building and Real Estate - 9.65%
180	Ainsworth Lumber Company Ltd., Senior Notes,
	7.50%, 12/15/17 (g)	B2	193
250	Ashton Woods USA, LLC, Senior Notes,
	6.875%, 02/15/21 (g)	Caa1	243
1,250	Associated Materials, Inc., Senior Notes,
	9.125%, 11/01/17	Caa1	1,328
175	Associated Materials, Inc., Senior Notes,
	9.125%, 11/01/17 (g)	Caa1	186
275	Aviv Healthcare Properties Ltd. Partnership, Senior Notes,
	7.75%, 02/15/19	Ba3	296
125	Beazer Homes USA, Inc., Senior Notes,
	7.25%, 02/01/23	Caa2	118
1,075	Building Materials Corporation of America, Senior Notes,
	6.75%, 05/01/21 (g)	Ba3	1,158
650	Building Materials Holding Corporation, Senior Notes,
	9%, 09/15/18 (g)	Caa1	663
1,100	CBRE Services, Inc., Senior Notes,
	5%, 03/15/23	Ba1	1,034
500	CCRE Company, Senior Notes,
	7.75%, 02/15/18 (g)	B1	508
1,150	Cemex Finance LLC, Senior Notes,
	9.375%, 10/12/22 (g)	(e)	1,261
325	Cemex SAB de CV, Senior Notes,
	5.875%, 03/25/19 (g)	(e)	310
750	Cemex SAB de CV, Senior Notes,
	9%, 01/11/18 (g)	(e)	810
450	Corrections Corporation of America, Senior Notes,
	4.625%, 05/01/23	Ba1	417
525	DuPont Fabros Technology L.P., Senior Notes,
	5.875%, 09/15/21 (g)	Ba1	524
650	Dycom Investments Inc., Senior Subordinated Notes,
	7.125%, 01/15/21	Ba3	683
650	P.H. Glatfelter Company, Senior Notes,
	5.375%, 10/15/20	Ba1	647
1,175	Howard Hughes Corporation, Senior Notes,
	6.875%, 10/01/21 (g)	Ba3	1,175
525	iStar Financial, Inc., Senior Notes,
	7.125%, 02/15/18	B3	566
625	Jefferies LoanCore LLC, Senior Notes,
	6.875%, 06/01/20 (g)	B2	614
600	KB Home, Senior Notes,
	8%, 03/15/20	B2	647
400	Ladder Capital Finance Holdings LLLP, Senior Notes,
	7.375%, 10/01/17	Ba3	418
950	Mercer International, Inc., Senior Notes,
	9.50%, 12/01/17	B3	1,014

225	Meritage Homes Corporation, Senior Notes,
	7%, 04/01/22	B1	238
250	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 02/15/22	Ba1	253
525	MPT Operating Partnership, L.P., Senior Notes,
	6.875%, 05/01/21	Ba1	553
575	Nortek, Inc., Senior Notes,
	8.50%, 04/15/21	Caa1	628
650	Nortek, Inc., Senior Notes,
	10%, 12/01/18	Caa1	717
675	Omega Healthcare Investors, Inc., Senior Notes,
	5.875%, 03/15/24	Ba1	674
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Baa3	637
550	RPG Byty s.r.o., Senior Notes,
	6.75%, 05/01/20 (g)(EUR)	Ba2	722
375	RSI Home Products, Inc., Senior Notes,
	6.875%, 03/01/18 (g)	B1	387
900	Shea Homes Limited Partnership, Senior Notes,
	8.625%, 05/15/19	B2	990
550	Summit Materials LLC, Senior Notes,
	10.50%, 01/31/20	B3	582
525	Texas Industries, Senior Notes,
	9.25%, 08/15/20	Caa2	575
575	Toll Brothers Finance, Senior Notes,
	4.375%, 04/15/23	Ba1	523
125	USG Corporation, Senior Notes,
	8.375%, 10/15/18 (g)	B2	137
125	USG Corporation, Senior Notes,
	9.75%, 01/15/18	Caa2	145
450	USG Corporation, Senior Notes,
	9.75%, 08/01/14 (g)	B2	476
500	William Lyons Homes, Inc., Senior Notes,
	8.50%, 11/15/20	B3	527
			23,577
Cargo Transport - .49%
246	Florida East Coast Holdings, Senior Notes,
	10.50%, 08/01/17 (h)	Caa3	256
600	Florida East Coast Railway Corporation, Senior Notes,
	8.125%, 02/01/17	B3	630
325	Watco Companies, LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	322
			1,208
Chemicals, Plastics and Rubber - 4.42%
225	Ashland Inc., Senior Notes,
	3.875%, 04/15/18	Ba1	220
475	Ashland Inc., Senior Notes,
	4.75%, 08/15/22	Ba1	446
875	Celanese US Holdings LLC, Senior Notes,
	4.625%, 11/15/22	Ba2	840
475	Ciech Group Financing, Senior Notes,
	9.50%, 11/30/19 (g)(EUR)	B2	707
225	Compass Minerals International, Inc., Senior Notes,
	8%, 06/01/19	Ba2	241
575	Eagle Spinco, Inc., Senior Notes
	4.625%, 02/15/21 (g)	Ba3	553
500	Hexion Specialty Chemicals, Inc., Senior Notes,
	6.625%, 04/15/20	Ba3	500
925	Hexion Specialty Chemicals, Inc., Senior Notes,
	8.875%, 02/01/18	B3	956
275	Hexion Specialty Chemicals, Inc., Senior Notes,
	9%, 11/15/20	(e)	270
250	Huntsman International LLC, Senior Notes,
	4.875%, 11/15/20	B1	235
175	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/20	B2	193
350	Ineos Group Holdings S.A., Senior Notes,
	6.125%, 08/15/18 (g)	Caa1	344

375	Kerling PLC, Senior Notes,
	10.625%, 02/01/17 (g)(EUR)	Caa1	540
275	Momentive Performance Materials, Inc., Senior Notes,
	8.875%, 10/15/20	B1	288
450	Momentive Performance Materials, Inc., Senior Notes,
	9%, 01/15/21	Caa1	384
425	PolyOne Corporation, Senior Notes,
	5.25%, 03/15/23 (g)	Ba3	398
325	PolyOne Corporation, Senior Notes,
	7.375%, 09/15/20	Ba3	357
1,225	PQ Corporation, Senior Notes,
	8.75%, 05/01/18 (g)	Caa1	1,308
600	Rockwood Specialty Group, Inc., Senior Notes,
	4.625%, 10/15/20	Ba1	604
475	Trinseo Materials Operating S.C.A., Senior Notes,
	8.75%, 02/01/19 (g)	B2	478
500	Tronox Finance LLC, Senior Notes,
	6.375%, 08/15/20	B2	494
100	US Coat Acquisition, Senior Notes,
	5.75%, 02/01/21 (g)(EUR)	B1	135
300	US Coat Acquisition, Senior Notes,
	7.375%, 05/01/21 (g)	Caa1	314
			10,805
Containers, Packaging and Glass - 5.14%
375	AEP Industries, Inc., Senior Notes,
	8.25%, 04/15/19	B3	401
223	ARD Finance S.A., Senior Notes,
	11.125%, 06/01/18 (g)(h)	Caa1	238
475	Ardagh Packaging Finance plc, Senior Notes,
	7%, 11/15/20 (g)	B3	458
875	Ardagh Packaging Finance plc, Senior Notes,
	9.25%, 10/15/20 (g)(EUR)	B3	1,237
425	Boise Cascade LLC, Senior Notes,
	6.375%, 11/01/20	B2	440
425	Bway Holding Company, Senior Notes,
	10%, 06/15/18	Caa1	466
925	Cascades, Inc., Senior Notes,
	7.875%, 01/15/20	Ba3	976
875	Clearwater Paper Corporation, Senior Notes,
	4.50%, 02/01/23	Ba2	792
250	Clearwater Paper Corporation, Senior Notes,
	7.125%, 11/01/18	Ba2	269
375	Crown Americas LLC, Senior Notes,
	4.50%, 01/15/23 (g)	Ba2	342
400	Exopack Holding Corporation, Senior Notes,
	10%, 06/01/18	Caa2	422
325	Graphic Packaging International, Inc., Senior Notes,
	4.75%, 04/15/21	Ba3	316
525	Graphic Packaging International, Inc., Senior Notes,
	7.875%, 10/01/18	Ba3	572
350	Greif Inc., Senior Notes,
	7.75%, 08/01/19	Ba2	395
200	Reynolds Group Issuer, Inc., Senior Notes,
	5.75%, 10/15/20	B1	200
175	Reynolds Group Issuer, Inc., Senior Notes,
	7.125%, 04/15/19	B1	186
1,350	Reynolds Group Issuer, Inc., Senior Notes,
	9%, 04/15/19	Caa2	1,421
425	Reynolds Group Issuer, Inc., Senior Notes,
	9.875%, 08/15/19	Caa2	459
285	Rock-Tenn Company, Senior Notes,
	3.50%, 03/01/20	Ba1	281
135	Rock-Tenn Company, Senior Notes,
	4.45%, 03/01/19	Ba1	143
90	Rock-Tenn Company, Senior Notes,
	4.90%, 03/01/22	Ba1	93
675	Sappi Papier Holding GmbH, Senior Notes,
	6.625%, 04/15/21 (g)	Ba2	635
575	Sappi Papier Holding GmbH, Senior Notes,
	7.75%, 07/15/17 (g)	Ba2	598

275	Sappi Papier Holding GmbH, Senior Notes,
	8.375%, 06/15/19 (g)	Ba2	289
625	Sealed Air Corporation, Senior Notes,
	5.25%, 04/01/23 (g)	B1	591
289	Tekni Plex, Inc., Senior Notes,
	9.75%, 06/01/19 (g)	B3	325
			12,545
Diversified/Conglomerate Manufacturing - 4.13%
325	BC Mountain LLC, Senior Notes,
	7%, 02/01/21 (g)	B3	328
450	Builders FirstSource, Inc., Senior Notes,
	7.625%, 06/01/21 (g)	Caa2	446
400	CNH Capital LLC, Senior Notes,
	3.625%, 04/15/18	Ba1	399
900	CNH Capital LLC, Senior Notes,
	6.25%, 11/01/16	Ba1	992
250	Columbus McKinnon Corporation, Senior Subordinated Notes,
	7.875%, 02/01/19	B1	267
1,525	Commscope, Inc., Senior Notes,
	8.25%, 01/15/19 (g)	B3	1,662
200	Frigo Glass Finance B.V., Senior Notes,
	8.25%, 05/15/18 (g)(EUR)	B1	288
625	Gardner Denver Inc., Senior Notes,
	6.875%, 08/15/21 (g)	Caa1	622
325	General Cable Corporation, Senior Notes,
	5.75%, 10/01/22 (g)	B1	314
275	Interline Brands, Inc., Senior Notes,
	10%, 11/15/18	Caa2	299
475	KM Germany Holding GMBH, Senior Notes,
	8.75%, 12/15/20 (g)(EUR)	B2	694
400	Manitowoc Company, Inc., Senior Notes,
	5.875%, 10/15/22	B3	389
300	Manitowoc Company, Inc., Senior Notes,
	8.50%, 11/01/20	B3	333
375	Mcron Finance Sub LLC, Senior Notes,
	8.375%, 05/15/19 (g)	B1	403
350	Navistar International Corporation, Senior Notes,
	8.25%, 11/01/21	B3	355
675	Sensata Technologies BV, Senior Notes,
	4.875%, 10/15/23 (g)	B1	631
425	Silver II Borrower S.C.A., Senior Notes,
	7.75%, 12/15/20 (g)	Caa1	435
1,000	Terex Corporation, Senior Notes,
	6%, 5/15/21	B2	1,011
200	Terex Corporation, Senior Notes,
	6.50%, 04/01/20	B2	211
			10,079
Diversified/Conglomerate Service - 9.96%
1,250	Aguila 3 S.A., Senior Notes,
	7.875%, 01/31/18 (g)	B2	1,306
350	Alliance Data Systems Company, Senior Notes,
	5.25%, 12/01/17 (g)	(e)	362
575	Alliance Data Systems Company, Senior Notes,
	6.375%, 04/01/20 (g)	(e)	599
250	American Builders & Contractors Supply Company, Inc.,
	Senior Notes, 5.625%, 04/15/21 (g)	B3	244
275	Anixter Inc., Senior Notes,
	5.625%, 05/01/19	Ba3	283
350	Aramark Holdings, Senior Notes,
	5.75%, 03/15/20 (g)	B3	353
250	Ashtead Capital Inc., Senior Notes,
	6.50%, 07/15/22 (g)	B1	266
16	CDW Corporation, Senior Secured Notes,
	8%, 12/15/18	Ba3	17
1,600	CDW Escrow Corporation, Senior Subordinate Notes,
	8.50%, 04/01/19	B3	1,768
275	Ceridian Corporation, Senior Notes,
	8.875%, 07/15/19 (g)	B1	314
175	Cerved Technologies, Senior Notes,

	6.375%, 01/15/20 (g)(EUR)	B2	242
325	Clean Harbors, Incorporated, Senior Notes,
	5.125%, 06/01/21	Ba2	314
250	Clean Harbors, Incorporated, Senior Notes,
	5.25%, 08/01/20	Ba2	246
925	Coinstar, Inc., Senior Notes,
	6%, 03/15/19 (g)	Ba3	904
100	Equiniti Newco plc, Senior Notes,
	7.125%, 12/15/18 (g)(GBP)	B3	167
950	Europcar Groupe SA, Senior Notes,
	11.50%, 05/15/17 (g)(EUR)	Caa1	1,472
1,825	First Data Corporation, Senior Notes,
	6.75%, 11/01/20 (g)	B1	1,880
1,775	First Data Corporation, Senior Notes,
	12.625%, 01/15/21	Caa1	1,953
175	FTI Consulting Inc., Senior Notes,
	6%, 11/15/22	Ba2	174
475	FTI Consulting Inc., Senior Notes,
	6.75%, 10/01/20	Ba2	502
125	Gategroup Finance (Luxembourg) S.A., Senior Notes,
	6.75%, 03/01/19 (g)(EUR)	B1	174
125	GNet Escrow Corporation, Senior Notes,
	12.125%, 07/01/18 (g)	B3	133
475	Goodman Networks, Inc., Senior Notes,
	13.125%, 07/01/18 (g)	B3	501
300	H&E Equipment Services, Senior Notes,
	7%, 09/01/22	B3	320
825	Harbinger Group, Inc., Senior Notes,
	7.875%, 07/15/19 (g)	B3	852
400	Healthcare Technology, Inc., Senior Notes,
	7.375%, 09/01/18 (g)	Caa1	409
350	Igloo Holdings Corporation, Senior Notes,
	8.25%, 12/15/17 (g)	Caa1	360
175	Jaguar Holdings, Inc., Senior Notes,
	9.375%, 10/15/17 (g)	Caa1	185
700	Jaguar Holdings, Inc., Senior Notes,
	9.50%, 12/01/19 (g)	B3	788
825	Lender Processing Services, Inc., Senior Notes,
	5.75%, 04/15/23	Ba2	849
100	Loxam SAS Senior Notes,
	7.375%, 01/24/20 (g)(EUR)	(e)	139
350	Maxim Crane Works, L.P., Senior Notes,
	12.25%, 04/15/15 (g)	Caa2	361
875	MDC Partners, Inc., Senior Notes,
	6.75%, 04/01/20 (g)	B3	888
350	MPH Intermediate Holding Company 2, Senior Notes,
	8.375%, 08/01/18 (g)	Caa1	359
425	Rexel SA, Senior Notes,
	5.25%, 06/15/20 (g)	Ba3	421
900	Safway Group Holding LLC, Senior Notes,
	7%, 05/15/18 (g)	B3	911
275	Service Master Company, Senior Notes,
	8%, 02/15/20	Caa1	275
500	Sungard Data Systems, Inc., Senior Subordinated Notes,
	6.625%, 11/01/19	Caa1	510
675	Syniverse Holdings, Inc., Senior Notes,
	9.125%, 01/15/19	Caa1	729
100	Techem GmbH, Senior Notes,
	6.125%, 10/01/19 (g)(EUR)	Ba3	145
250	Transunion Holding Company, Inc., Senior Notes,
	8.125%, 06/15/18	Caa1	266
100	Trionista HoldCo GmbH, Senior Notes,
	5%, 04/30/20 (g)(EUR)	B1	136
325	United Rentals of North America, Inc., Senior Notes,
	6.125%, 06/15/23	B3	326
625	Verisure Holding AB, Senior Notes,
	8.75%, 09/01/18 (g)(EUR)	B2	926
			24,329

Electronics - 6.43%
250	ACI Worldwide, Inc., Senior Notes,
	6.375%, 08/15/20 (g)	B2	256
500	Ancestry.com Inc., Senior Notes,
	9.625%, 10/15/18 (g)	Caa1	501
425	Ancestry.com Inc., Senior Notes,
	11%, 12/15/20	B3	483
650	BMC Software Finance, Inc., Senior Notes,
	8.125%, 07/15/21 (g)	Caa1	674
700	CoreLogic, Inc., Senior Notes,
	7.25%, 06/01/21	B1	745
125	Dell, Inc., Senior Notes,
	4.625%, 04/01/21	Baa1	113
375	Dell, Inc., Senior Notes,
	5.65%, 04/15/18	Baa1	374
425	Dell, Inc., Senior Notes,
	5.875%, 06/15/19	Baa1	420
250	Dell, Inc., Senior Notes,
	7.10%, 04/15/28	Baa1	237
875	Denali Borrower, Senior Notes,
	5.625%, 10/15/20 (g)	Ba2	851
800	Eagle Midco Inc., Senior Notes,
	9%, 06/15/18 (g)	Caa2	808
500	Epicor Software Corporation, Senior Notes,
	8.625%, 05/01/19	Caa1	535
525	Global AT&T Electronics, Ltd., Senior Notes,
	10%, 02/01/19 (g)	B1	462
950	HD Supply, Inc., Senior Notes,
	7.50%, 07/15/20 (g)	Caa2	984
200	HD Supply, Inc., Senior Notes,
	11.50%, 07/15/20	Caa2	237
1,375	iGATE Corporation, Senior Notes,
	9%, 05/01/16	B2	1,471
650	Infor US, Inc., Senior Notes,
	9.375%, 04/01/19	Caa1	726
225	Infor US, Inc., Senior Notes,
	11.50%, 07/15/18	Caa1	259
225	Intralot Finance Luxembourg S.A., Senior Notes,
	9.75%, 08/15/18 (g)(EUR)	B1	318
350	NCR Corporation, Senior Notes,
	4.625%, 02/15/21	Ba3	329
750	NCR Corporation, Senior Notes,
	5%, 07/15/22	Ba3	699
475	Nuance Communications, Senior Notes,
	5.375%, 08/15/20 (g)	B1	450
400	NXP B.V., Senior Notes,
	5.75%, 02/15/21 (g)	B3	410
450	NXP B.V., Senior Notes,
	5.75%, 03/15/23 (g)	B3	451
1,325	Sun Edison, Inc., Senior Notes,
	7.75%, 04/01/19	Caa1	1,358
500	Travelport LLC, Senior Notes,
	11.875%, 09/01/16	Caa3	493
1,025	Travelport LLC, Senior Notes,
	13.875%, 03/01/16 (g)(h)	Caa2	1,066
			15,710
Finance - 7.47%
475	AerCap Aviation Solutions B.V., Senior Notes,
	6.375%, 05/30/17	(e)	508
650	Aircastle Limited, Senior Notes,
	6.25%, 12/01/19	Ba3	681
200	Aircastle Limited, Senior Notes,
	6.75%, 04/15/17	Ba3	214
750	Aircastle Limited, Senior Notes,
	7.625%, 04/15/20	Ba3	831
800	Air Lease Corporation, Senior Notes,
	5.625%, 04/01/17	(e)	852
775	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	B1	868
625	American Capital Ltd., Senior Notes,

	6.50%, 09/15/18 (g)	B3	633
700	CIT Group, Inc., Senior Notes,
	5%, 08/15/22	Ba3	686
2,075	CIT Group, Inc., Senior Notes,
	5%, 08/01/23	Ba3	2,013
325	CIT Group, Inc., Senior Notes,
	5.375%, 05/15/20	Ba3	337
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,547
900	E*Trade Financial Corporation, Senior Notes,
	6.375%, 11/15/19	B2	959
625	E*Trade Financial Corporation, Senior Notes,
	6.75%, 06/01/16	B2	666
350	General Motors Financial Company, Inc., Senior Notes,
	3.25%, 05/15/18 (g)	Ba3	339
625	General Motors Financial Company, Inc., Senior Notes,
	4.25%, 05/15/23 (g)	Ba3	572
200	General Motors Financial Company, Inc., Senior Notes,
	6.75%, 06/01/18	Ba3	221
450	Icahn Enterprises, Senior Notes,
	6%, 08/01/20 (g)	(e)	450
300	International Lease Finance Corporation, Senior Notes,
	8.875%, 09/01/17	Ba3	347
325	LBG Capital No. 1 plc, Senior Notes,
	7.588%, 05/12/20 (GBP)	Ba2	550
225	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 07/01/21	B2	217
525	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 06/01/22	B2	500
400	Neuberger Berman Group LLC, Senior Notes,
	5.625%, 03/15/20 (g)	Ba1	411
425	Neuberger Berman Group LLC, Senior Notes,
	5.875%, 03/15/22 (g)	Ba1	430
550	Provident Funding Associates, L.P., Senior Notes,
	6.75%, 06/15/21 (g)	Ba3	551
225	Provident Funding Associates, L.P., Senior Notes,
	10.125%, 02/15/19 (g)	Ba3	250
625	Springleaf Finance Corporation, Senior Medium Term
	Notes, 6.90%, 12/15/17	Caa1	655
1,350	Synovus Financial Corporation, Subordinate Notes,
	5.125%, 06/15/17	B2	1,363
525	Synovus Financial Corporation, Senior Notes,
	7.875%, 02/15/19	B1	592
			18,243
Furnishings - .25%
250	Mohawk Industries, Inc., Senior Notes,
	3.85%, 02/01/23	Ba1	238
350	Tempur-Pedic International, Inc., Senior Notes,
	6.875%, 12/15/20	B3	370
			608
Groceries - .14%
350	BI-LO Holding Finance, LLC, Senior Notes,
	8.625%, 09/15/18 (g)	Caa1	354

Healthcare, Education and Childcare - 7.92%
1,125	Biomet, Inc., Senior Notes,
	6.50%, 08/01/20	B3	1,162
200	CHS/Community Health Systems, Inc., Senior Notes,
	5.125%, 08/15/18	Ba2	204
625	CHS/Community Health Systems, Inc., Senior Notes,
	7.125%, 07/15/20	B3	629
475	CHS/Community Health Systems, Inc., Senior Notes,
	8%, 11/15/19	B3	499
175	Crown Newco 3 plc, Senior Notes,
	7%, 02/15/18 (g)(GBP)	B2	289
525	Davita, Inc., Senior Notes,
	6.375%, 11/01/18	B2	550
525	Faenza Gmbh, Senior Notes,

	8.25%, 08/15/21 (g)(EUR)	Caa1	728
975	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.625%, 07/31/19 (g)	Ba2	1,016
250	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.875%, 01/31/22 (g)	Ba2	256
525	HCA Holdings, Inc., Senior Notes,
	6.25%, 02/15/21	B3	530
1,375	HCA, Inc., Senior Notes,
	7.50%, 02/15/22	B3	1,506
375	Hologic, Inc., Senior Notes,
	6.25%, 08/01/20	B2	391
475	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	493
600	Inventive Health Inc., Senior Notes,
	11%, 08/15/18 (g)	Caa2	474
425	Inventive Health Inc., Senior Notes,
	11%, 08/15/18 (g)	Caa2	336
525	Kindred Healthcare, Inc., Senior Notes,
	8.25%, 06/01/19	B3	559
625	Kinetic Concepts, Inc., Senior Notes,
	10.50%, 11/01/18	B3	689
275	Kinetic Concepts, Inc., Senior Notes,
	12.50%, 11/01/19	Caa1	287
475	MedAssets, Inc., Senior Notes,
	8%, 11/15/18	B3	512
525	Medi Partenaires SAS, Senior Notes,
	7%, 05/15/20 (g)(EUR)	B3	704
900	Multiplan, Inc., Senior Notes,
	9.875%, 09/01/18 (g)	B3	995
300	Par Pharmaceutical, Senior Notes,
	7.375%, 10/15/20	Caa1	307
600	Select Medical Corporation, Senior Notes,
	6.375%, 06/01/21 (g)	B3	569
1,100	Tenet Healthcare Corporation, Senior Notes,
	4.50%, 04/01/21	Ba3	1,031
525	Tenet Healthcare Corporation, Senior Notes,
	6%, 10/01/20 (g)	Ba3	537
250	Truven Health Analytics, Senior Notes,
	10.625%, 06/01/20	Caa1	269
175	Universal Health Services, Inc., Senior Notes,
	7%, 10/01/18	B1	185
600	Universal Hospital Services, Inc., Senior Notes,
	7.625%, 08/15/20	B3	618
1,900	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	B1	1,967
825	Valeant Pharmaceuticals International, Senior Notes,
	6.75%, 08/15/18 (g)	B1	883
100	Voyage Care BondCo, plc, Senior Notes,
	6.50%, 08/01/18 (g)(GBP)	B2	160
			19,335
Hotels, Motels, Inns and Gaming - 4.27%
625	Chester Downs and Marina, LLC, Senior Notes,
	9.25%, 02/01/20 (g)	B3	631
375	Cirsa Funding Luxembourg S.A., Senior Notes,
	8.75%, 05/15/18 (g)(EUR)	B3	528
825	Graton Economic Development Authority, Senior Notes,
	9.625%, 09/01/19 (g)	B3	905
850	Hilton Worldwide Finance, Senior Notes,
	5.625%, 10/15/21 (g)	B3	854
1,775	MGM Resorts International, Senior Notes,
	6.625%, 12/15/21	B3	1,833
625	MGM Resorts International, Senior Notes,
	6.75%, 10/01/20	B3	656
375	Peninsula Gaming LLC, Senior Notes,
	8.375%, 02/15/18 (g)	Caa1	407
450	Pinnacle Entertainment, Inc., Senior Notes,
	7.50%, 04/15/21	B2	488
225	Playa Resorts Holding B.V., Senior Notes,
	8%, 08/15/20 (g)	Caa1	239

625	PNK Finance Corporation, Senior Notes,
	6.375%, 08/01/21 (g)	B2	641
325	Quapaw Downstream Development Authority, Senior Notes,
	10.50%, 07/01/19 (g)	Caa1	317
369	Rivers Pittsburgh Borrower, L.P., Senior Notes,
	9.50%, 06/15/19 (g)	B3	402
300	Ryman Hotel Properties L.P., Senior Notes,
	5%, 04/15/21 (g)	B1	282
450	Seminole Tribe of Florda, Senior Notes,
	7.75%, 10/01/17 (g)	Ba3	478
925	Seneca Gaming Corporation, Senior Notes,
	8.25%, 12/01/18 (g)	B1	992
725	Station Casinos LLC, Senior Notes,
	7.50%, 03/01/21	Caa1	770
			10,423
Insurance - 1.18%
250	Alliant Holdings I, LLC, Senior Notes,
	7.875%, 12/15/20 (g)	Caa2	256
450	Centene Corporation, Senior Notes,
	5.75%, 06/01/17	Ba2	475
475	CNO Financial Group Inc., Senior Notes,
	6.375%, 10/01/20 (g)	Ba3	498
425	Onex USI Acquisition Corporation, Senior Notes,
	7.75%, 01/15/21 (g)	Caa2	426
525	Patriot Merger, Senior Notes,
	9%, 07/15/21 (g)	Caa2	542
200	Towergate Finance plc, Senior Notes,
	8.50%, 02/15/18 (g)(GBP)	B1	340
200	Towergate Finance plc, Senior Notes,
	10.50%, 02/15/19 (g)(GBP)	Caa2	338
			2,875
Leisure, Amusement and Entertainment - 1.50%
1,325	Activision Blizzard, Inc., Senior Notes,
	5.625%, 09/15/21 (g)	Ba2	1,338
350	Activision Blizzard, Inc., Senior Notes,
	6.125%, 09/15/23 (g)	Ba2	354
525	Cedar Fair LP, Senior Notes,
	5.25%, 03/15/21 (g)	B1	504
250	NCL Corporation, Ltd., Senior Notes,
	5%, 02/15/18 (g)	B2	249
600	Royal Caribbean Cruises, Ltd., Senior Notes,
	5.25%, 11/15/22	Ba1	584
675	Six Flags Entertainment Corporation, Senior Notes,
	5.25%, 01/15/21 (g)	B3	643
			3,672
Mining, Steel, Iron and Non-Precious Metals - 6.19%
725	AK Steel Corporation, Senior Notes,
	7.625%, 05/15/20	Caa1	609
425	Aleris Senior Notes,
	7.875%, 11/01/20	B2	439
575	Alrosa Finance S.A., Senior Notes,
	7.75%, 11/03/20 (g)	Ba3	638
250	ArcelorMittal, Senior Notes,
	5.75%, 08/05/20	Ba1	258
575	ArcelorMittal, Senior Notes,
	6%, 03/01/21	Ba1	593
925	ArcelorMittal, Senior Notes,
	6.125%, 06/01/18	Ba1	986
250	ArcelorMittal, Senior Notes,
	6.75%, 02/25/22	Ba1	264
500	ArcelorMittal, Senior Notes,
	10.35%, 06/01/19	Ba1	617
625	BlueScope Steel (Finance) Limited, Senior Notes,
	7.125%, 05/01/18 (g)	Ba3	638
525	Consol Energy, Inc., Senior Notes,
	8.25%, 04/01/20	B1	563

1,150	Eldorado Gold Corporation, Senior Notes,
	6.125%, 12/15/20 (g)	Ba3	1,105
525	Essar Steel Algoma Inc., Senior Notes,
	9.875%, 06/15/15 (g)	Caa2	417
1,225	FMG Resources Pty. Ltd., Senior Notes,
	7%, 11/01/15 (g)	B1	1,265
650	Foresight Energy LLC, Senior Notes,
	7.875%, 08/15/21 (g)	Caa1	652
700	JMC Steel Group, Inc., Senior Notes,
	8.25%, 03/15/18 (g)	Caa1	688
450	Magnetation LLC, Senior Notes,
	11%, 05/15/18 (g)	B3	439
425	Novelis, Inc., Senior Notes,
	8.75%, 12/15/20	B2	464
625	Peabody Energy Corporation, Senior Notes,
	6%, 11/15/18	Ba2	620
175	Peabody Energy Corporation, Senior Notes,
	6.25%, 11/15/21	Ba2	171
775	Ryerson Inc., Senior Secured Notes,
	9%, 10/15/17	Caa2	804
1,150	Ryerson Inc., Senior Secured Notes,
	11.25%, 10/15/18	Caa3	1,193
775	Severstal Columbus LLC, Senior Notes,
	10.25%, 02/15/18	B3	823
325	Steel Dynamics, Senior Notes,
	6.125%, 08/15/19	Ba2	339
525	United States Steel Corporation, Senior Notes,
	6.875%, 04/01/21	B1	528
			15,113
Oil and Gas - 16.35%
1,250	Access Midstream Partners, L.P., Senior Notes,
	4.875%, 05/15/23	Ba3	1,175
900	AES Corporation, Senior Notes,
	4.875%, 05/15/23	Ba3	842
525	AmeriGas Finance LLC, Senior Notes,
	7%, 05/20/22	Ba2	546
1,375	Antero Resources Finance Corporation, Senior Notes,
	6%, 12/01/20	B2	1,389
1,100	Antero Resources Finance Corporation, Senior Notes,
	7.25%, 08/01/19	B2	1,161
1,425	Athlon Holdings L.P., Senior Notes,
	7.375%, 04/15/21 (g)	Caa1	1,454
1,050	Bill Barrett Corporation, Senior Notes,
	7%, 10/15/22	B1	1,013
1,275	Bill Barrett Corporation, Senior Notes,
	7.625%, 10/01/19	B1	1,297
1,500	Chesapeake Energy Corp., Senior Notes,
	5.75%, 03/15/23	Ba3	1,504
1,275	Concho Resources, Inc., Senior Notes,
	5.50%, 04/01/23	Ba3	1,256
300	Concho Resources, Inc., Senior Notes,
	7%, 01/15/21	Ba3	330
1,025	Continental Resources, Inc., Senior Notes,
	4.50%, 04/15/23	Ba2	1,005
450	Continental Resources, Inc., Senior Notes,
	5%, 09/15/22	Ba2	452
625	DPL, Inc., Senior Notes,
	6.50%, 10/15/16	Ba1	670
800	DPL, Inc., Senior Notes,
	7.25%, 10/15/21	Ba1	814
800	El Paso Corporation, Senior Notes,
	7.75%, 01/15/32	Ba2	815
200	El Paso Corporation, Senior Notes,
	7.80%, 08/01/31	Ba2	203
500	Exterran Holdings, Inc., Senior Notes,
	6%, 04/01/21 (g)	B2	485
1,875	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	B2	1,866
200	Globe Luxembourg SCA, Senior Notes,
	9.625%, 05/01/18 (g)	B3	205

600	Laredo Petroleum, Inc., Senior Notes,
	7.375%, 05/01/22	B3	635
2,000	MarkWest Energy Partners, L.P., Senior Notes,
	4.50%, 07/15/23	Ba3	1,885
625	Newfield Exploration Company, Senior Subordinated Notes,
	5.75%, 01/30/22	Ba1	617
675	NuStar Logistics, L.P., Senior Notes,
	6.75%, 02/01/21	Ba1	687
500	Offshore Drilling Holding, Senior Notes,
	8.375%, 09/20/20 (g)	(e)	506
1,100	PBF Holding Company LLC, Senior Notes,
	8.25%, 02/15/20	Ba3	1,141
1,400	PDC Energy, Senior Notes,
	7.75%, 10/15/22	B3	1,477
125	Penn Virginia Corporation, Senior Notes,
	6.50%, 05/15/21 (g)	B2	119
725	Penn Virginia Corporation, Senior Notes,
	8.375%, 06/01/20	B2	758
800	Penn Virginia Corporation, Senior Notes,
	8.50%, 05/01/20	Caa1	812
325	Penn Virginia Resources Partners, L.P., Senior Notes,
	8.25%, 04/15/18	B2	339
800	QEP Resources, Inc., Senior Notes,
	5.25%, 05/01/23	Ba1	744
700	Range Resources Corporaiton, Senior Subordinated Notes,
	5%, 03/15/23	Ba3	672
650	Regency Energy Partners, L.P., Senior Notes,
	4.50%, 11/01/23 (g)	B1	588
350	Regency Energy Partners, L.P., Senior Notes,
	5.50%, 04/15/23	B1	335
1,000	Rockies Express Pipeline LLC, Senior Notes,
	6%, 01/15/19 (g)	Ba2	875
50	Rockies Express Pipeline LLC, Senior Notes,
	6.85%, 07/15/18 (g)	Ba2	47
575	Samson Investment Company, Senior Notes,
	10%, 02/15/20 (g)	B3	608
575	SESI LLC, Senior Notes,
	6.375%, 05/01/19	Ba2	608
500	SESI LLC, Senior Notes,
	7.125%, 12/15/21	Ba2	546
650	SM Energy Company, Senior Notes,
	5%, 01/15/24 (g)	Ba3	598
325	SM Energy Company, Senior Notes,
	6.50%, 11/15/21	Ba3	338
575	SM Energy Company, Senior Notes,
	6.50%, 01/01/23	Ba3	585
225	SM Energy Company, Senior Notes,
	6.625%, 02/15/19	Ba3	234
125	Suburban Propane Partners, L.P., Senior Notes,
	7.375%, 03/15/20	Ba3	134
147	Suburban Propane Partners, L.P., Senior Notes,
	7.375%, 08/01/21	Ba3	158
1,075	Swift Energy Company, Senior Notes,
	7.875%, 03/01/22	B3	1,051
650	Swift Energy Company, Senior Notes,
	8.875%, 01/15/20	B3	673
1,500	Targa Resources Partners L.P., Senior Notes,
	4.25%, 11/15/23 (g)	Ba3	1,361
125	Targa Resources Partners L.P., Senior Notes,
	5.25%, 05/01/23 (g)	Ba3	122
475	Tervita Corporation, Senior Notes,
	8%, 11/15/18 (g)	B2	477
550	Tervita Corporation, Senior Notes,
	9.75%, 11/01/19 (g)	Caa2	509
475	Western Refining, Inc., Senior Notes,
	6.25%, 04/01/21	B2	464
725	WPX Energy, Inc., Senior Notes,
	6%, 01/15/22	Ba1	738
			39,923
Personal, Food and Miscellaneous Services - 1.04%
125	Elior Finance & Co. SCA, Senior Notes,

	6.50%, 05/01/20 (g)(EUR)	B3	177
950	Laureate Education, Senior Notes,
	9.25%, 09/01/19 (g)	Caa1	1,033
325	Realogy Corporation, Senior Notes,
	3.375%, 05/01/16 (g)	Caa1	326
125	Realogy Corporation, Senior Notes,
	9%, 01/15/20 (g)	B3	145
250	Seminole Hard Rock Entertainment, Inc., Senior Notes,
	5.875%, 05/15/21 (g)	B2	240
575	Wok Acquisition Corporation, Senior Notes,
	10.25%, 06/30/20 (g)	Caa1	625
			2,546
Personal Non-Durable Consumer Products - .83%
375	ACCO Brands Corporation, Senior Notes,
	6.75%, 04/30/20	B1	377
160	Avon Products, Inc., Senior Notes
	4.60%, 03/15/20	Baa2	165
195	Avon Products, Inc., Senior Notes
	5%, 03/15/23	Baa2	196
425	Boardriders S.A., Senior Notes,
	8.875%, 12/15/17 (g)(EUR)	B3	587
225	Spectrum Brands Escrow, Senior Notes,
	6.375%, 11/15/20 (g)	B3	235
200	Spectrum Brands Escrow, Senior Notes,
	6.625%, 11/15/22 (g)	B3	208
275	Spring Industries, Inc., Senior Notes,
	6.25%, 06/01/21 (g)	B2	271
			2,039
Personal Transportation - 1.14%
135	American Airlines, Senior Notes,
	4%, 01/15/27 (g)	(e)	127
140	American Airlines, Senior Notes,
	5.625%, 01/15/21 (g)	(e)	134
170	Continental Airlines, Inc., Senior Notes,
	7.25%, 05/10/21	Baa2	194
100	Continental Airlines, Inc., Senior Notes,
	9.25%, 11/10/18	Ba2	110
135	Northwest Airlines
	7.575%, 09/01/20	(e)	153
575	United Continental Holdings, Inc., Senior Notes,
	6.375%, 06/01/18	B2	584
1,325	US Airways Group, Inc., Senior Notes,
	6.125%, 06/01/18	Caa2	1,269
145	US Airways, Inc., Senior Notes,
	4.625%, 12/03/26	Ba1	140
65	US Airways, Inc., Senior Notes,
	6.75%, 12/03/22	B1	66
			2,777
Printing and Publishing - .95%
600	Bankrate, Inc., Senior Notes,
	6.125%, 08/15/18 (g)	B2	599
440	Dex Media Inc., Senior Subordinated Notes,
	14%, 01/29/17 (h)	(e)	290
500	McGraw Hill Global, Senior Notes,
	9.75%, 04/01/21 (g)	B2	525
875	Trader Corporation, Senior Notes,
	9.875%, 08/15/18 (g)	B3	899
			2,313
Retail Stores - 5.38%
325	Best Buy Company, Inc., Senior Notes,
	5%, 08/01/18	Baa2	334
525	CDR DB Sub, Inc., Senior Notes,
	7.75%, 10/15/20 (g)	Caa2	525
625	Claire’s Escrow Corporation, Senior Notes,
	9%, 03/15/19 (g)	B2	692

250	Claire’s Stores, Inc., Senior Notes,
	6.125%, 03/15/20 (g)	B2	247
1,400	Claire’s Stores, Inc., Senior Notes,
	7.75%, 06/01/20 (g)	Caa2	1,365
250	CST Brands, Inc., Senior Notes,
	5%, 05/01/23 (g)	Ba3	238
1,275	Gymboree Corporation, Senior Notes,
	9.125%, 12/01/18	Caa2	1,250
650	Jo-Ann Stores Holdings Inc., Senior Notes,
	8.125%, 03/15/19 (g)	Caa1	662
500	Jo-Ann Stores Holdings Inc., Senior Notes,
	9.75%, 10/15/19 (g)	Caa1	513
400	Magnolia S.A., Senior Notes,
	9%, 08/01/20 (g)(EUR)	B2	549
550	New Academy Finance Company LLC
	8%, 06/15/18 (g)	Caa1	562
725	New Look Bondco I plc, Senior Notes,
	8.375%, 05/14/18 (g)	B1	732
400	99 Cents Only Stores, Senior Notes,
	11%, 12/15/19	Caa1	449
325	Pantry, Inc., Senior Notes,
	8.375%, 08/01/20	Caa1	345
650	PC Nextco Holdings, LLC, Senior Notes,
	8.75%, 08/15/19 (g)	Caa2	650
400	Penske Automotive Group, Inc., Senior Subordinated Notes,
	5.75%, 10/01/22	B2	394
250	Quicksilver Inc., Senior Notes,
	7.875%, 08/01/18 (g)	B2	262
400	Quicksilver Inc., Senior Notes,
	10%, 08/01/20 (g)	Caa2	422
850	Rite Aid Corporation, Senior Notes,
	6.75%, 06/15/21 (g)	Caa2	873
650	Rite Aid Corporation, Senior Notes,
	7.70%, 02/15/27	Caa2	660
1,250	Rite Aid Corporation, Senior Notes,
	9.25%, 03/15/20	Caa2	1,414
			13,138
Telecommunications - 10.92%
775	Arqiva Broadcasting, Senior Notes,
	9.50%, 03/31/20 (g)(GBP)	B3	1,342
1,300	Century Link, Inc., Senior Notes,
	5.625%, 04/01/20	Ba2	1,271
375	Century Link, Inc., Senior Notes,
	6.45%, 06/15/21	Ba2	374
425	Clearwire Communications LLC, Senior Notes,
	12%, 12/01/17 (g)	Baa3	495
950	Crown Castle International Corporation, Senior Notes,
	5.25%, 01/15/23	B1	874
625	Digicel Limited, Senior Notes,
	6%, 04/15/21 (g)	B1	597
400	Digicel Limited, Senior Notes,
	8.25%, 09/30/20 (g)	Caa1	416
450	Digicel Limited, Senior Notes,
	10.50%, 04/15/18 (g)	Caa1	487
175	Earthlink Inc., Senior Notes,
	7.375%, 06/01/20 (g)	Ba3	171
325	Earthlink Inc., Senior Notes,
	8.875%, 05/15/19	B3	313
225	Eircom Finance Ltd., Senior Notes,
	9.25%, 05/15/20 (g)(EUR)	Caa1	305
600	Equinix, Inc., Senior Notes,
	5.375%, 04/01/23	Ba3	567
1,000	Equinix, Inc., Senior Notes,
	7%, 07/15/21	Ba3	1,068
775	Hughes Satellite Systems, Inc., Senior Notes,
	6.50%, 06/15/19	Ba3	818
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	833
1,225	Intelsat Jackson Holdings Ltd., Senior Notes,
	5.50%, 08/01/23 (g)	B3	1,145

700	Intelsat (Luxembourg) S.A., Senior Notes,
	6.75%, 06/01/18 (g)	Caa2	726
1,000	Intelsat (Luxembourg) S.A., Senior Notes,
	7.75%, 6/01/21 (g)	Caa2	1,035
500	Intelsat (Luxembourg) S.A., Senior Notes,
	8.125%, 06/01/23 (g)	Caa2	526
200	Interxion Holding, NV, Senior Notes,
	6%, 07/15/20 (g)(EUR)	B2	276
650	Level 3 Financing, Inc., Senior Notes,
	8.625%, 07/15/20	B3	710
200	Level 3 Communications, Inc., Senior Notes,
	8.875%, 06/01/19	Caa2	214
675	Matterhorn Mobile S.A., Senior Notes,
	7.75%, 02/15/20 (g)(EUR)	Caa1	927
600	Matterhorn Mobile S.A., Senior Notes,
	9%, 04/15/19 (g)(EUR)	(e)	812
1,350	MetroPCS Wireless, Senior Notes,
	6.25%, 04/01/21 (g)	Ba3	1,353
275	Millicom International Cellular S.A., Senior Notes,
	4.75%, 05/22/20 (g)	Ba2	259
725	NII Capital Corporation, Senior Notes,
	7.625, 04/01/21	Caa2	515
525	NII Capital Corporation, Senior Notes,
	10%, 08/15/16	Caa2	504
275	NII International Telecom, Senior Notes,
	7.875%, 08/15/19 (g)	B2	255
425	Sable International Finance Limited, Senior Notes,
	7.75%, 02/15/17 (g)	Ba2	449
200	Sable International Finance Limited, Senior Notes,
	8.75%, 02/01/20 (g)	Ba2	225
471	SBA Telecommunications, Inc., Senior Notes,
	8.25%, 08/15/19	B1	509
1,350	Softbank Corporation, Senior Notes,
	4.50%, 04/15/20 (g)	Ba1	1,289
475	Sprint Nextel Corporation, Senior Notes,
	11.50%, 11/15/21	B1	608
325	TW Telecom Holdings, Inc., Senior Notes,
	5.375%, 10/01/22	B1	311
475	TW Telecom Holdings, Inc., Senior Notes,
	5.375%, 10/01/22 (g)	B1	455
375	ViaSat, Inc., Senior Notes,
	6.875%, 06/15/20	B2	390
305	Vimpelcom Holdings, Senior Notes,
	5.20%, 02/13/19 (g)	Ba3	303
550	Vimpelcom Holdings, Senior Notes,
	7.504%, 03/01/22 (g)	Ba3	575
300	Vimpelcom Holdings, Senior Notes,
	7.748%, 02/02/21 (g)	Ba3	323
475	Wind Acquistion Holdings Finance S.A., Senior Notes,
	6.50%, 04/30/20 (g)	Ba3	490
1,450	Wind Acquistion Holdings Finance S.A., Senior Notes,
	11.75%, 07/15/17 (g)	B3	1,542
			26,657
Textiles and Leather - 1.17%
750	Hanesbrands, Inc., Senior Notes,
	6.375%, 12/15/20	Ba3	806
275	Levi Strauss & Co., Senior Notes,
	6.875%, 05/01/22	B1	291
200	Levi Strauss & Co., Senior Notes,
	7.625%, 05/15/20	B1	215
450	PVH Corporation, Senior Notes,
	4.50%, 12/15/22	Ba3	424
925	William Carter, Senior Notes,
	5.25%, 08/15/21 (g)	Ba2	923
200	Wolverine World Wide, Inc., Senior Notes,
	6.125%, 10/15/20	B2	207
			2,866

Utilities - 3.12%
900	Calpine Corporation, Senior Notes,
	7.50%, 02/15/21 (g)	B1	952
1,175	GenOn Escrow Corporation, Senior Notes,
	7.875%, 06/15/17	B2	1,275
1,750	GenOn Escrow Corporation, Senior Notes,
	9.50%, 10/15/18	B2	1,982
550	Infinis Plc, Senior Notes,
	7%, 02/15/19 (g)(GBP)	Ba3	930
700	Israel Electric Corporation Limited, Senior Notes,
	5.625%, 06/21/18 (g)	Baa3	724
550	NRG Energy, Inc., Senior Notes,
	6.625%, 03/15/23	B1	540
275	Sabine Pass Liquifaction LLC, Senior Notes,
	5.625%, 04/15/23 (g)	Ba3	264
700	Sabine Pass LNG, L.P., Senior Notes,
	6.50%, 11/01/20 (g)	B1	711
225	Sabine Pass LNG, L.P., Senior Notes,
	7.50%, 11/30/16	B1	247
			7,625
	Total Corporate Debt Securities
	(Total cost of $327,879)		333,107

Shares
PREFERRED STOCK - 1.25% (d)(i)
Automobile - .28%
13,800	General Motors Company,
	Convertible, 4.75%	(e)	692

Broadcasting and Entertainment - .15%
495	Spanish Broadcasting System, Inc.,
	10.75% (a)	Caa3	376

Containers, Packaging and Glass - 0%
1,975	Smurfit-Stone Container Corporation,
	7%, (c)(f) ESC	(e)	—

Finance - .82%
1,125	Ally Financial, Inc., 7% (g)	B3	1,075
34,475	GMAC Capital Trust I, 8.125%	B3	922
			1,997

	Total Preferred Stock
	(Total cost of $2,909)		3,065

	TOTAL INVESTMENTS - 137.65% (d)
	(Total cost of $330,788)		336,172

	CASH AND OTHER ASSETS
	LESS LIABILITIES - (37.65)% (d)		(91,953)

	NET ASSETS - 100.00%		$244,219

(a)    Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)    Securities are step interest bonds.  Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)     Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at September 30, 2013 was $0.

(d)    Percentages indicated are based on total net assets to common shareholders of $244,219.

(e)     Not rated.

(f)      Non-income producing.

(g)     Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1of the Note to Schedule of Investments for valuation policy.  Total market value of Rule 144A securities amounted to $160,276 as of September 30, 2013.

(h)    Pay-In-Kind

(i)        All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(CAD) Canadian Dollar

(CHF) Swiss Franc

(EUR) Euro

(GBP) British Pound

ESC Escrow Cusip. Represents a beneficial interest to account for possible future payments by the company. Interest rate and maturity date are those of the original security.

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2013 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Receive		Deliver		(Depreciation)

Royal Bank of Scotland	10/10/13	USD	3,754	GBP	2,519	$(324)

Barclays	10/10/13	USD	170	GBP	113	(12)

State Street Bank	11/12/13	USD	503	CHF	463	(9)

State Street Bank	11/12/13	CHF	22	USD	24	1

JP Morgan chase	12/12/13	USD	201	EUR	152	(4)

Royal Bank of Scotland	12/12/13	USD	20,362	EUR	15,347	(405)

Goldman Sachs	12/12/13	USD	333	EUR	250	(5)

Barclays Capital	12/12/13	USD	447	EUR	335	(6)

State Street Bank	12/12/13	USD	28	EUR	21	—

State Street Bank	12/12/13	USD	171	EUR	126	—

Royal Bank of Canada	12/12/13	EUR	424	USD	574	—

Net unrealized loss on open forward currency exchange contracts						$(764)

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

September 30, 2013 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not yet available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available are valued in good faith at fair market value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

September 30, 2013 (Unaudited)

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

September 30, 2013 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$333,107	$—	$333,107

Preferred Stock
Automobile	692	—	—	692
Broadcasting and Entertainment	—	376	—	376
Containers, Packaging and Glass	—	—	—	—
Finance	922	1,075	—	1,997
Utilities	—	—	—	—

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

September 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)

Total Investments	$1,614	$334,558	$—	$336,172
Forward Currency Exchange Contracts	$—	$(764)	$—	$(764)

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The Fund owns one Level 3 security with a value of zero at September 30, 2013. The value was determined by the Valuation Committee of the Fund’s investment advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation have taken into account litigation involving the security with no settlement expected for the foreseeable future. The security is not trading and there is no guarantee that holders will receive any distribution. The security will continue to be valued at zero until trading commences, the occurrence of company-specific or industry events, or other market factors suggest the value should be changed.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2012	$—
Net purchases (sales)	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfers to Level 3 from Level 2	—
Balance, September 30, 2013	$—

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the nine months ended September 30, 2013, the Fund recognized no transfers to Level 1 from Level 2.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 21, 2013

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 21, 2013